Income and deferred tax - Deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax
Net, Balance at beginning of period		€ (8,197)	€ (329)
Recognized in profit or loss		4,597	(7,722)	€ (5,066)
Recognized in other comprehensive income		(406)	(990)
Foreign currency translation		199	518
Business Combination			326
Net, Balance at end of period		(3,807)	(8,197)	(329)
Deferred tax asset		60,915	59,215
Deferred tax liabilities		(64,722)	(67,412)
Deferred tax liabilities offset against assets		(46,585)	(48,888)
Deferred tax assets offset against liabilities		46,585	48,888
Net deferred tax assets		14,330	10,327
Net deferred tax liabilities		(18,137)	(18,524)
Property, plant and equipment
Tax
Net, Balance at beginning of period		(9,457)	(4,855)
Recognized in profit or loss		(2,096)	(5,140)
Foreign currency translation		20	508
Business Combination			30
Net, Balance at end of period		(11,533)	(9,457)	(4,855)
Deferred tax asset		1,807	1,563
Deferred tax liabilities		(13,340)	(11,020)
Intangible assets other than goodwill
Tax
Net, Balance at beginning of period		(19,646)	(22,348)
Recognized in profit or loss		6,285	2,536
Foreign currency translation		61	(130)
Business Combination			296
Net, Balance at end of period		(13,300)	(19,646)	(22,348)
Deferred tax asset		4,004	965
Deferred tax liabilities		(17,304)	(20,611)
Right-of use assets
Tax
Net, Balance at beginning of period		(28,839)	(21,979)
Recognized in profit or loss		(770)	(6,860)
Net, Balance at end of period		(29,609)	(28,839)	(21,979)
Deferred tax liabilities		(29,609)	(28,839)
Financial assets
Tax
Net, Balance at beginning of period		(1,446)	(3,985)
Recognized in profit or loss		(965)	2,539
Recognized in other comprehensive income		(419)
Net, Balance at end of period		(2,830)	(1,446)	(3,985)
Deferred tax asset		783	453
Deferred tax liabilities		(3,613)	(1,899)
Provisions and deferred income
Tax
Net, Balance at beginning of period		9,250	3,965
Recognized in profit or loss		(1,142)	5,640
Recognized in other comprehensive income		13	(357)
Foreign currency translation			2
Net, Balance at end of period		8,121	9,250	3,965
Deferred tax asset		8,347	12,759
Deferred tax liabilities		(226)	(3,509)
Lease obligations
Tax
Net, Balance at beginning of period		25,278	19,927
Recognized in profit or loss		(577)	5,351
Net, Balance at end of period		24,701	25,278	19,927
Deferred tax asset		24,701	25,278
Other
Tax
Net, Balance at beginning of period		4,244	4,949
Recognized in profit or loss		2,068	(727)
Foreign currency translation			22
Net, Balance at end of period		6,312	4,244	4,949
Deferred tax asset		6,942	5,778
Deferred tax liabilities		(630)	(1,534)
Tax credits
Tax
Net, Balance at beginning of period		273	1,034
Recognized in profit or loss		188	(199)
Recognized in other comprehensive income	[1]		(633)
Foreign currency translation			71
Net, Balance at end of period		461	273	1,034
Deferred tax asset		461	273
Tax loss carryforwards
Tax
Net, Balance at beginning of period		12,146	22,963
Recognized in profit or loss		1,606	(10,862)
Foreign currency translation		118	45
Net, Balance at end of period		13,870	12,146	€ 22,963
Deferred tax asset		€ 13,870	€ 12,146

[1]	Was recognized directly in equity and not through other comprehensive income.